Rent Expense and Sublease Rental Income Associated With Operating Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 226	$ 227	$ 218
Sublease rental income	(14)	(11)	(11)
Net rent expense	$ 212	$ 216	$ 207